Financial Assets (Non-Current and Current) (Tables)	12 Months Ended
Dec. 31, 2017
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Financial Assets (Non-Current and Current)

Financial assets (non-current and current) were broken down as follows:

		As of December 31,
		2017	2016
		(millions of euros)
Non-current financial assets
Securities, financial receivables and other non-current financial assets:
Securities other than investments			1
Financial receivables for lease contracts		69	101
Hedging derivatives relating to hedged items classified as non-current assets/liabilities of a financial nature		1,495	2,497
Receivables from employees		47	48
Non-hedging derivatives		7	39
Other financial receivables		150	12

Total non-current financial assets	(A)	1,768	2,698

Current financial assets
Securities other than investments
Held for trading			140
Held to maturity
Available for sale		993	1,379

		993	1,519
Financial receivables and other current financial assets:
Liquid assets with banks, financial institutions and post offices (with a maturity greater than 3 months)		100	100
Receivables from employees		16	15
Financial receivables for lease contracts		45	59
Hedging derivatives relating to hedged items classified as current assets/liabilities of a financial nature		260	185
Non-hedging derivatives		15	28
Other short-term financial receivables		1	2

		437	389
Cash and cash equivalents		3,575	3,964

Total current financial assets	(B)	5,005	5,872

Financial assets relating to Discontinued operations/Non-current assets held for sale	(C)	—	—

Total non-current and current financial assets	(A+B+C)	6,773	8,570

Schedule of Decrease In Cash and Cash Equivalents

Cash and cash equivalents decreased by 389 million euros compared to December 31, 2016 and were broken down as follows:

	As of December 31,
	2017	2016
	(millions of euros)
Liquid assets with banks, financial institutions and post offices	2,828	2,491
Checks, cash and other receivables and deposits for cash flexibility	2	1
Securities other than investments (due within 3 months)	745	1,472

Total	3,575	3,964